Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts and Bilinig Adjustments
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 2,465	$ 3,395	$ 2,468
Provisions	6,680	1,474	(446)
Deductions	(4,741)	(2,404)	1,373
Balance at end of year	4,404	2,465	3,395
Allowance for Workers' Compensation and Medical Malpractice Loss Reserves
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	17,123	17,037	16,391
Provisions	2,211	5,850	3,399
Deductions	(3,770)	(5,764)	(2,753)
Balance at end of year	$ 15,564	$ 17,123	$ 17,037